Intangible Assets (Tables) - Unique Logistics International, Inc. [Member]	12 Months Ended
May 31, 2022
Intangible Assets (Tables) [Line Items]
Schedule of intangible assets
	May 31, 2022	May 31, 2021
Trade names/trademarks	$806,000	$806,000
Customer relationships	7,633,000	7,633,000
Non-compete agreements	313,000	313,000
Intangible assets, gross	8,752,000	8,752,000
Less: Accumulated amortization	(1,414,296)	(707,147)
Intangible assets, net	$7,337,704	$8,044,853

Schedule of estimated amortization expense
Twelve Months Ending May 31,
2023	637,592
2024	637,592
2025	637,591
2026	602,814
2027	602,814
Thereafter	4,219,301
Intangible assets, net	$7,337,704